Debt - Schedule of Contractual Maturities of Long-Term Debt (Details) ¥ in Thousands	Sep. 30, 2024 JPY (¥)
Schedule of Contractual Maturities of Long-Term Debt [Abstract]
2025	¥ 6,240
2026	6,240
2027	6,240
2028	6,240
2029	4,680
Total long-term debt	¥ 29,640